Document and Entity Information	6 Months Ended
	Dec. 31, 2012	Feb. 12, 2013
Document And Entity Information
Entity Registrant Name	Energizer Resources, Inc.
Entity Central Index Key	0001302084
Document Type	10-Q
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		163,254,320
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2012 Unaudited
Assets
Cash and cash equivalents	$ 3,479,484	$ 1,198,352
Amounts receivable and prepaid expenses (note 5)	437,876	304,130
Loan to related party (note 5)	258,416	202,357
Marketable securities (note 6)	20,542	11,029
Total current assets	4,196,318	1,715,868
Equipment (note 4)	50,624	48,720
Total assets	4,246,942	1,764,588
Liabilities and Stockholders' Equity
Accounts payable and accrued liabilities	1,646,686	874,492
Total liabilities	1,646,686	874,492
Stockholders' Equity
Common stock, 350,000,000 shares authorized, $0.001 par value, 163,254,320 issued and outstanding (June 30, 2012 -156,747,178) (note 8)	156,747	163,254
Additional paid-in capital (note 8)	69,724,488	72,043,568
Donated capital	20,750	20,750
Accumulated comprehensive loss	(52,336)	(61,849)
Accumulated deficit during exploration stage	(67,249,393)	(71,275,627)
Total stockholders' equity	2,600,256	890,096
Total liabilities and stockholders' equity	$ 4,246,942	$ 1,764,588

Balance Sheets (Parenthetical)	Jun. 30, 2012	Dec. 31, 2012 Unaudited
Stockholders' Equity
Common stock, shares authorized	350,000,000	350,000,000
Common stock, issued shares	156,747,178	163,254,320
Common stock, shares outstanding	156,747,178	163,254,320

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		106 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenues
Expenses
Mineral exploration expense (note 7)	319,770	1,183,474	2,288,357	2,159,851	25,496,058
Stock-based compensation (notes 5, 8 and 9)		753,143	411,038	2,117,791	23,115,904
Impairment loss on mineral properties (note 7)		3,770,129		3,770,129	11,358,637
General and administrative (note 5)	290,494	544,478	525,732	908,100	7,052,185
Professional and consulting fees (note 5)	673,755	363,424	1,075,827	679,957	6,575,681
Depreciation (note 4)	4,952	2,222	11,713	4,444	76,746
Donated services and expenses					18,750
Foreign currency translation (gain)/loss	68,056	(103,557)	9,129	103,942	(898,366)
Total expenses	1,357,027	6,513,313	4,321,796	9,744,214	72,795,595
Net loss from operations	(1,357,027)	(6,513,313)	(4,321,796)	(9,744,214)	(72,795,595)
Other Income
Investment income	30,838	(5,262)	295,562	28,583	1,216,115
Other income					303,853
Net Loss	(1,326,189)	(6,518,575)	(4,026,234)	(9,715,631)	(71,275,627)
Unrealized loss from investments in marketable securities	(3,513)	(6,522)	(9,513)	(16,904)	(61,849)
Comprehensive loss	$ (1,329,702)	$ (6,525,097)	$ (4,035,747)	$ (9,732,535)	$ (71,337,476)
Loss per share - basic and diluted (note 11)	$ (0.01)	$ (0.04)	$ (0.03)	$ (0.07)
Weighted average shares outstanding - basic and diluted	159,126,689	147,583,048	159,084,841	146,890,113

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		106 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating Activities
Net loss	$ (4,026,234)	$ (9,715,631)	$ (71,275,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,713	4,444	76,746
Donated services and expenses			20,750
Non-cash proceeds received			(74,000)
Dual currency deposits		103,543	71,680
Impairment loss on mineral properties		3,770,129	11,358,637
Stock-based compensation	411,038	2,117,791	23,115,904
Issuance of shares and warrants for services rendered			168,100
Change in operating assets and liabilities:
Amounts receivable and prepaid expenses	133,746	(243,611)	(304,130)
Accounts payable and accrued liabilities	(772,194)	814,454	875,318
Tax credits recoverable		662	(245,186)
Non-cash portion of marketable securities			337
Net cash used in operating activities	(4,241,931)	(3,148,219)	(36,211,471)
Financing Activities
Proceeds from issuance of common stock, net	1,809,549		39,908,654
Exercise of warrants and stock options	105,000		1,075,500
Government grants received			245,186
Net cash provided by financing activities	1,914,549		41,229,340
Investing Activities
Mineral property acquisition costs		(2,420,129)	(3,419,973)
Purchase of property and equipment	(9,809)		(125,465)
Investment in dual currency deposits		(22,942,400)	(32,938,800)
Redemption of dual currency deposits		30,857,314	32,867,078
Loan to related party	56,059		(202,357)
Net cash (used in) provided by investing activities	46,250	5,494,785	(3,819,517)
Increase (decrease) in cash and cash equivalents	(2,281,132)	2,346,566	1,198,352
Cash and cash equivalents - beginning of period	3,479,484	4,536,275
Cash and cash equivalents - end of period	1,198,352	6,882,841	1,198,352
Non-cash investing and financing activities:
Issuance of common stock for mineral properties		1,350,000	5,190,500
Issuance of common stock and warrants for services			5,811,125
Supplemental Disclosures:
Interest received		61,822	817,422
Income taxes paid
Taxes received

Exploration Stage Company	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Exploration Stage Company

Energizer Resources Inc. (the "Company") was incorporated in the State of Nevada, United States of America on March 1, 2004 and reincorporated in the State of Minnesota on May 14, 2008.  The Company’s fiscal year ends on June 30. The Company is an Exploration Stage Company, as defined by ASC Topic-915, "Development Stage Entities".  The Company's principal business is the acquisition and exploration of mineral resources.  During fiscal 2008, the Company incorporated Energizer Resources (Mauritius) Ltd. (formerly Uranium Star (Mauritius) Ltd.), a Mauritius subsidiary and Energizer Resources Madagascar Sarl, a Madagascar subsidiary.  During fiscal 2009, the Company incorporated THB Venture Ltd., a Mauritius subsidiary to hold the interest in Energizer Resources Minerals Sarl, a Madagascar subsidiary, which holds the Green Giant Madagascar properties.  During fiscal 2012, the Company incorporated Madagascar-ERG Joint Venture (Mauritius) Ltd., a Mauritius subsidiary and ERG (Madagascar) Sarl, a Madagascar subsidiary.  ERG (Madagascar) Sarl is 100% owned by Madagascar-ERG Joint Venture (Mauritius) Ltd. which is owned 75% by Energizer Resources (Mauritius) Ltd.  ERG (Madagascar) Sarl holds the Malagasy Joint Venture Ground.  The Company has not yet fully determined whether its properties contain mineral reserves that are economically recoverable.

These unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its liabilities in the normal course of business.  The Company has yet to generate revenue from mining operations or pay dividends and is unlikely to do so in the immediate or foreseeable future.  The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations.  As at December 31, 2012, the Company has accumulated losses of $71,275,627.  These unaudited condensed consolidated interim financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Accounting Policies	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Significant Accounting Policies

Principals of Consolidation and Basis of Presentation

These unaudited condensed consolidated interim financial statements are presented in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"), and are expressed in US dollars.   These unaudited condensed consolidated interim financial statements include the accounts of Energizer Resources Inc. and its wholly-owned subsidiaries, Energizer Resources (Mauritius) Ltd., THB Ventures Ltd, Energizer Resources Madagascar Sarl, and Energizer Resources Minerals Sarl.  In addition, these unaudited condensed consolidated interim financial statements include the Company's 75% interest in Madagascar-ERG Joint Venture (Mauritius) Ltd. and its 100% owned subsidiary ERG (Madagascar) Sarl.   All inter-company balances and transactions have been eliminated on consolidation.  The Company's fiscal year end is June 30.

Unaudited Condensed Consolidated Interim Financial Statements

These unaudited condensed consolidated interim financial statements have been prepared on the same basis as the annual financial statements and should be read in conjunction with those annual financial statements filed on Form 10-K for the year ended June 30, 2012.  In the opinion of management, these unaudited condensed consolidated interim financial statements reflect adjustments, necessary to present fairly the Company's financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

Recent Accounting Pronouncements Affecting The Company	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Recent Accounting Pronouncements Affecting The Company

The following are recent FASB accounting pronouncements which may have an impact on the Company's future consolidated financial statements.

•	"Intangibles - Goodwill and Other (Topic-350): Testing Indefinite-Lived Intangible Assets for Impairment": ("ASU 2012-02") was issued during July 2012. FASB issued guidance on how to determine whether goodwill amounts on the balance sheet have been impaired. The guidance is effective for annual periods beginning after September 15, 2012 and interim periods within those years.
•	"Balance Sheet (Topic-210): Disclosures about Offsetting Assets and Liabilities": ("ASU 2011-11") was issued during December 2011. FASB issued guidance on how to determine whether it is appropriate to offset or net certain assets and liabilities on the balance sheet and the additional disclosure that this entails. The guidance is effective annual periods beginning on or after January 1, 2013.

The adoption of the Topic-350 is not expected to have a material impact on the Company's consolidated financial statements.  The Company is currently evaluating the impact of Topic 210 on their consolidated financial statements.

Equipment	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Equipment

			December 31, 2012	June 30, 2012
		Accumulated	Net Book	Net Book
	Cost	Depreciation	Value	Value

Exploration equipment	$63,547	$14,827	$48,720	$50,624

For the six month period ended December 31, 2012, depreciation expense totaled $11,713 (December 31, 2011: $4,444).

Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. Parties are also considered to be related if they are subject to common control or common significant influence.  Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount.

The following are the related party transactions for the six months ended December 31, 2012:

a)	The Company incurred a total of $59,495 (December 31, 2011: $44,550) in office administration and rent expense from a company related by common management.

b)	1,650,000 (December 31, 2011: 5,860,000) stock options were issued to related parties during the period with an exercise price of $0.290 (December 31, 2011: between $0.20 and $0.30) These stock options valued at $411,038 (December 31, 2011: $1,300,059) were issued to directors and officers of the Company.

c)	The Company incurred $512,312 (December 31, 2011: $530,174) in administrative, management and consulting fees to directors and officers.

d)	The Company incurred $406,700 (December 31, 2011: $240,246) in charges from a mining and engineering firm in which one of the Company's directors serves as a senior officer and a director.

The following are the related party balances as at for the six months ended December 31, 2012:

a)	Related party balances of $32,471 (June 30, 2012: $34,319) in prepaid expenses.

b)	The Company has advanced a short-term loan to a related party totaling $202,357 (June 30, 2012: $258,416). This loan is interest bearing at a rate of 3% and is expected to be paid back in full within the next 12 months.

Marketable Securities	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Marketable Securities

Marketable securities consist of available-for-sale securities over which the Company does not have significant influence or control.  These investments included $11,029 (June 30, 2012: $20,542) invested in two TSX-Venture entities.

Mineral Properties	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Mineral Properties

Malagasy Joint Venture Ground, Southern Madagascar, Africa

On December 14, 2011, the Company entered into a Definitive Joint Venture Agreement (“JVA”) with Malagasy Minerals Limited (“Malagasy”) (Australian Stock Exchange: ticker MGY) to acquire a 75% interest to explore and develop a defined group of industrial minerals (including graphite, vanadium and approximately 25 other minerals) on ground formerly held 100% by Malagasy.  Malagasy retained a 25% interest.  This land position covers an area totaling 2,119 permits and 827.7 square kilometres.  This land's position is mainly adjacent to the south and east of the Company's 100% owned Green Giant Property.  Under the terms of the JVA, the Company paid $2,261,690 and issued 7,500,000 common shares valued at $1,350,000.   Malagasy has a carried interest until the Company delivers a Bankable Feasibility Study (”BFS”).  Upon the delivery of a BFS, Malagasy will be required to contribute its 25% interest in the development and mining operations.   Should either party's interest fall below 10%, their position will be diluted to a 2% NSR.  As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2012 totaling $3,770,129 which represented the total cash paid, value of common shares issued, and legal and other professional fees paid relating to the acquisition of the 75% interest in the property.

Green Giant Property, Southern Madagascar, Africa

On August 22, 2007, the Company entered into a joint venture agreement with Madagascar Minerals and Resources Sarl ("MMR"), a Madagascar incorporated company.  A joint venture was established with the Company owning a 75% interest and MMR owning a 25% interest in the Green Giant Property.  In order to acquire the 75% interest, the Company paid $765,000, issued 1,250,000 common shares and 500,000 now expired common share purchase warrants.  Further, on December 10, 2007, the Company issued 1,250,000 common shares valued at $375,000 and 500,000 now expired common share purchase warrants.  As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2008 totaling $1,200,560 which represented the total cash paid and the value of common shares and share purchase warrants issued.

On July 9, 2009, the Company entered into an agreement with MMR to acquire the remaining 25% interest for $100,000 and terminated the joint venture.  MMR retains a 2% net smelter return (“NSR”).  The NSR on this 25% portion can be purchased by the Company, at the Company's option, for $500,000 in cash or common shares for the first 1% and at a price of $1,000,000 in cash or common shares for the second 1%.

Sagar Property - Romanet Horst, Labrador Trough, Quebec, Canada

The Company holds a 100% interest in 219 claims located in northern Quebec, Canada which were acquired from Virginia Mines Inc.  ("Virginia") on May 2, 2006.  Virginia retains a 2% NSR on this property.

Common Stock and Additional Paid-In Capital	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Common Stock and Additional Paid-In Capital
a)	On July 1, 2011, the Company issued 5,175,000 stock options to directors, officers and consultants of the Company valued at $1,364,648. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.95%; expected volatility - 137%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

b)	On October 24, 2011, the Company issued 1,850,000 stock options to directors, officers and consultants of the Company valued at $321,530. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.60%; expected volatility - 133%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

c)	On December 16, 2011, the Company issued 2,365,000 stock options to directors, officers and consultants of the Company valued at $431,613. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.60%; expected volatility - 133%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

d)	On December 16, 2011, the Company issued 7,500,000 shares of common stock at $0.18 per share valued at $1,350,000 as consideration for the Joint Venture Agreement with Malagasy Minerals Ltd.

e)	On March 4, 2012, the Company issued 460,000 shares of common stock for consideration of $69,000. The shares were issued pursuant to the exercise of stock options.

f)	On March 7, 2012, the Company issued 6,275,000 stock options to directors, officers and consultants of the Company valued at $1,513,530. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.00%; expected volatility - 131%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

g)	On March 25, 2012, the Company closed a private placement with DRA Minerals Inc, a process development and mine engineering company, raising $635,000 by issuing 2,540,000 common stock at $0.25 per share.

h)	On April 9, 2012, the Company issued 50,000 shares of common stock for consideration of $15,000. The shares were issued pursuant to the exercise of stock options.

i)	On May 23, 2012, the Company issued 180,000 stock options to directors, officers and consultants of the Company valued at $35,982. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.00%; expected volatility - 134%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.

j)	During July 2012, the Company issued 700,000 shares of common stock for consideration of $105,000. The shares were issued pursuant to the exercise of stock options.

k)	On July 13, 2012, the Company issued 1,695,000 stock options to directors, officers and consultants of the Company valued at $411,038. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.25%; expected volatility - 138%; dividend yield - NIL; and expected life - 4 years. These stock options vested on the grant date.

l)	During November 2012, the Company closed a brokered and non-brokered private placement raising a total of $2,032,500. The Company issued 5,807,142 shares of common stock at $0.35 per share and 2,903,571 common share purchase warrants at an exercise price of $0.50 and an expiry date 24 months from the date of issuance. In addition, the Company paid a fee of $119,010 and issued 340,028 compensation common shares purchase warrants. Each compensation common share purchase warrant entitles the holder to purchase one common share at $0.35 and one half of one common share purchase warrant at an exercise price of $0.50.

Stock Options	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Stock Options

On March 9, 2006, the Company filed a Form S-8 registration statement in connection with its newly adopted 2006 Stock Option Plan (the “2006 Plan”) allowing for the direct award of shares or granting of stock options to acquire up to a total of 2,000,000 common shares. On December 18, 2006, February 16, 2007, July 11, 2007, September 29, 2009, May 3, 2011 and March 1, 2012, the 2006 Plan was amended to increase the stock option pool by a total of 25,000,000 additional common shares.

The following is a continuity schedule of the Company's stock options, all of which vest on the grant date:

	Number	Weighted-Average
	of Options	Exercise Price ($)

Outstanding and exercisable, June 30, 2011	14,130,000	0.29
Granted	15,845,000	0.27
Exercised	(510,000)	0.16
Expired	(2,475,000)	0.15
Cancelled	(3,300,000)	0.31

Outstanding and exercisable, June 30, 2012	23,690,000	0.29
Granted	1,695,000	0.29
Exercised	(700,000)	0.15
Expired	(1,695,000)	0.15

Outstanding and exercisable, December 31, 2012	22,990,000	0.30

The following is a summary stock options outstanding as of December 31, 2012:

Exercise	Number of	Expiry
Price ($)	Stock Options	Date

0.35	750,000	September 2, 2013
0.40	5,350,000	May 11, 2014
0.30	4,525,000	July 1, 2016
0.29	1,695,000	July 13, 2016
0.20	1,850,000	October 24, 2016
0.21	2,365,000	December 1, 2016
0.28	6,275,000	March 7, 2017
0.23	180,000	May 23, 2017

0.30	22,990,000

Warrants	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Warrants

The following is a continuity schedule of the Company's warrants:

	Number of Warrants	Exercise Price ($)

Outstanding and exercisable, June 30, 2011	44,565,695	0.56
Expired	(946,000)	0.37

Outstanding and exercisable, June 30, 2012	43,619,695	0.56
Issued	3,243,599	0.48

Outstanding and exercisable, December 31, 2012	46,863,294	0.55

The following is a summary warrants outstanding as of December 31, 2012:

Exercise	Number of	Expiry
Price ($)	Warrants	Date

0.75	15,468,328	January 28, 2013 - February 25, 2013
0.45	1,564,700	February 25, 2013
0.50	870,000	March 15, 2013
0.30	400,000	March 15, 2013
0.15	3,650,000	April 26, 2013
0.50	21,666,667	May 5, 2013
0.50	2,903,571	November 6-15, 2014
0.35	340,028	November 15, 2014

	46,863,294

Loss Per Share	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Loss Per Share

Basic and diluted loss per share is computed using the weighted average number of common stock outstanding.  Diluted loss per share and the weighted average number of shares of common stock exclude all potentially dilutive shares since their effect is anti-dilutive.  As at December 31, 2012, there were a total of 69,853,294 (December 31, 2011: 63,520,695) potentially dilutive stock options and warrants outstanding.

Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principals of Consolidation and Basis of Presentation

These unaudited condensed consolidated interim financial statements are presented in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"), and are expressed in US dollars.   These unaudited condensed consolidated interim financial statements include the accounts of Energizer Resources Inc. and its wholly-owned subsidiaries, Energizer Resources (Mauritius) Ltd., THB Ventures Ltd, Energizer Resources Madagascar Sarl, and Energizer Resources Minerals Sarl.  In addition, these unaudited condensed consolidated interim financial statements include the Company's 75% interest in Madagascar-ERG Joint Venture (Mauritius) Ltd. and its 100% owned subsidiary ERG (Madagascar) Sarl.   All inter-company balances and transactions have been eliminated on consolidation.  The Company's fiscal year end is June 30.

Condensed Consolidated Interim Financial Statements

These unaudited condensed consolidated interim financial statements have been prepared on the same basis as the annual financial statements and should be read in conjunction with those annual financial statements filed on Form 10-K for the year ended June 30, 2012.  In the opinion of management, these unaudited condensed consolidated interim financial statements reflect adjustments, necessary to present fairly the Company's financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

Equipment (Tables)	6 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Exploration equipment
			December 31, 2012	June 30, 2012
		Accumulated	Net Book	Net Book
	Cost	Depreciation	Value	Value

Exploration equipment	$63,547	$14,827	$48,720	$50,624

Stock Options (Tables)	6 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Company's stock options

	Number of	Weighted-Average Exercise
	Options	Price ($)

Outstanding and exercisable, June 30, 2011	14,130,000	0.29
Granted	15,845,000	0.27
Exercised	(510,000)	0.16
Expired	(2,475,000)	0.15
Cancelled	(3,300,000)	0.31

Outstanding and exercisable, June 30, 2012	23,690,000	0.29
Granted	1,695,000	0.29
Exercised	(700,000)	0.15
Expired	(1,695,000)	0.15

Outstanding and exercisable, December 31, 2012	22,990,000	0.30

Summary stock options outstanding

Exercise	Number of	Expiry
Price ($)	Stock Options	Date

0.35	750,000	September 2, 2013
0.40	5,350,000	May 11, 2014
0.30	4,525,000	July 1, 2016
0.29	1,695,000	July 13, 2016
0.20	1,850,000	October 24, 2016
0.21	2,365,000	December 1, 2016
0.28	6,275,000	March 7, 2017
0.23	180,000	May 23, 2017

0.30	22,990,000

Warrants (Tables)	6 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Company's warrants

	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, June 30, 2011	44,565,695	0.56
Expired	(946,000)	0.37

Outstanding and exercisable, June 30, 2012	43,619,695	0.56
Issued	3,243,599	0.48

Outstanding and exercisable, December 31, 2012	46,863,294	0.55

Summary warrants outstanding
Exercise	Number of	Expiry
Price ($)	Warrants	Date

0.75	15,468,328	January 28, 2013 - February 25, 2013
0.45	1,564,700	February 25, 2013
0.50	870,000	March 15, 2013
0.30	400,000	March 15, 2013
0.15	3,650,000	April 26, 2013
0.50	21,666,667	May 5, 2013
0.50	2,903,571	November 6-15, 2014
0.35	340,028	November 15, 2014

	46,863,294

Exploration Stage Company (Details Narrative) (USD $)	Dec. 31, 2012
Exploration Stage Company Details Narrative
Accumulated losses	$ 71,275,627

Equipment (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012
Exploration equipment
Cost	$ 63,547
Accumulated Depreciation	14,827
Net Book Value	$ 48,720	$ 50,624

Equipment (Details Narrative) (USD $)	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 11,713	$ 4,444

Related Party Transactions and Balances (Details Narrative) (USD $)	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012
Office administration and rent expense	$ 59,495	$ 44,550
Shares issued to related parties	1,650,000	5,860,000
Exercise price	$ 0.29
Amount issued to directors and officers	411,038	1,300,059
Administrative, management and consulting fees	512,312	530,174
Charges from a mining and engineering firm	406,700	240,246
Prepaid expenses	32,471		34,319
Short-term loan to a related party	$ 202,357		$ 258,416
Minimum [Member]
Exercise price		$ 0.2
Maximum [Member]
Exercise price		$ 0.3

Marketable Securities (Details Narrative) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Invested in two TSX-Venture entities	$ 11,029	$ 20,542

Mineral Properties (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2008
Extractive Industries [Abstract]
Impairment loss	$ 3,770,129	$ 1,200,560

Stock Options (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Number of Options
Outstanding and exercisable beginning of period	23,690,000	14,130,000
Granted	1,695,000	15,845,000
Exercised	(700,000)	(510,000)
Expired	(1,695,000)	(2,475,000)
Cancelled		(3,300,000)
Outstanding and exercisable ending of period	22,990,000	23,690,000
Weighted Average Exercise Price
Outstanding and exercisable beginning of period	$ 0.29	$ 0.29
Granted	$ 0.29	$ 0.27
Exercised	$ 0.15	$ 0.16
Expired	$ 0.15	$ 0.15
Cancelled		$ 0.31
Outstanding and exercisable ending of period	$ 0.3	$ 0.29

Stock Options (Details 1) (USD $)	Dec. 31, 2012
Exercise Price ($)	$ 0.3
Number of Stock Options	22,990,000
Exercise Price 0.35 [Member]
Exercise Price ($)	$ 0.35
Number of Stock Options	750,000
Expiry Date	September 2, 2013
Exercise Price 0.40 [Member]
Exercise Price ($)	$ 0.4
Number of Stock Options	5,350,000
Expiry Date	May 11, 2014
Exercise Price 0.30 [Member]
Exercise Price ($)	$ 0.3
Number of Stock Options	4,525,000
Expiry Date	July 1, 2016
Exercise Price 0.29 [Member]
Exercise Price ($)	$ 0.29
Number of Stock Options	1,695,000
Expiry Date	July 13, 2016
Exercise Price 0.20 [Member]
Exercise Price ($)	$ 0.2
Number of Stock Options	1,850,000
Expiry Date	October 24, 2016
Exercise Price 0.21 [Member]
Exercise Price ($)	$ 0.21
Number of Stock Options	2,365,000
Expiry Date	December 1, 2016
Exercise Price 0.28 [Member]
Exercise Price ($)	$ 0.28
Number of Stock Options	6,275,000
Expiry Date	March 7, 2017
Exercise Price 0.23 [Member]
Exercise Price ($)	$ 0.23
Number of Stock Options	180,000
Expiry Date	May 23, 2017

Warrants (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Outstanding and exercisable beginning of period	43,619,695	44,565,695
Expired, Number of Warrants		(946,000)
Issued, Number of Warrants	3,243,599
Outstanding and exercisable ending of period	46,863,294	43,619,695
Outstanding and exercisable beginning of period	$ 0.56	$ 0.56
Expired, Exercise Price		$ 0.37
Issued, Exercise Price	$ 0.48
Outstanding and exercisable ending of period	$ 0.55	$ 0.56

Warrants (Details 1) (USD $)	Dec. 31, 2012
Number of Warrants	46,863,294
Expiry Date	-
Exercise Price 0.75 [Member]
Exercise Price ($)	0.75
Number of Warrants	15,468,328
Expiry Date	January 28, 2013 - February 25, 2013
Exercise Price 0.45 [Member]
Exercise Price ($)	0.45
Number of Warrants	1,564,700
Expiry Date	February 25, 2013
Exercise Price 0.50 [Member]
Exercise Price ($)	0.5
Number of Warrants	870,000
Expiry Date	March 15, 2013
Exercise Price 0.30 [Member]
Exercise Price ($)	0.3
Number of Warrants	400,000
Expiry Date	March 15, 2013
Exercise Price 0.15 [Member]
Exercise Price ($)	0.15
Number of Warrants	3,650,000
Expiry Date	April 26, 2013
Exercise Price 0.50 One [Member]
Exercise Price ($)	0.5
Number of Warrants	21,666,667
Expiry Date	May 5, 2013
Exercise Price 0.50 Two [Member]
Exercise Price ($)	0.5
Number of Warrants	2,903,571
Expiry Date	November 6-15, 2014
Exercise Price 0.35 [Member]
Exercise Price ($)	0.35
Number of Warrants	340,028
Expiry Date	November 15, 2014

Loss Per Share (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Dilutive stock options and warrants outstanding	$ 69,853,294	$ 63,520,695